Balance Sheet and Reserve Movement of the Company (Reserve Movement) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 19, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance at 1 January		¥ 19,522,249
Net profit attributable to shareholders of the Company		2,215,728	¥ 5,336,331	¥ 6,143,222
Dividends proposed and approved	¥ (2,705,952)	(2,705,952)	(3,247,144)	(2,700,000)
Appropriation of safety production fund		0	0	0
Forfeit of share option scheme			13,004
Exercise of share option			37,102	76,496
Balance at 31 December		19,039,474	19,522,249
Legal surplus [member]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,072,476	4,072,476	4,072,476
Capital surplus [member]
Balance at 1 January		13,739	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		13,739	13,739	4,180
Surplus reserve [member]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		101,355	101,355	101,355
Other reserve [member]
Balance at 1 January		10,389	47,469
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			13,004
Exercise of share option			(17,062)
Share of other comprehensive income/(loss) of investments accounted for using the equity method		7,449	(7,014)
Balance at 31 December		17,838	10,389	47,469
Share premium [member]
Balance at 1 January		106,846	62,319
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			44,527
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		106,846	106,846	62,319
Safety production fund [member]
Balance at 1 January		57,135	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		2	57,135
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		57,137	57,135	0
Retained earnings [member]
Balance at 1 January		15,160,309	13,128,257
Net profit attributable to shareholders of the Company		2,215,728	5,336,331
Dividends proposed and approved		(2,705,952)	(3,247,144)	(2,700,000)
Appropriation of safety production fund		(2)	(57,135)	346
Forfeit of share option scheme			0
Exercise of share option			0	0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		14,670,083	15,160,309	13,128,257
Total [member]
Balance at 1 January		19,522,249	17,416,056
Net profit attributable to shareholders of the Company		2,215,728	5,336,331
Dividends proposed and approved		(2,705,952)	(3,247,144)
Appropriation of safety production fund		0	0
Forfeit of share option scheme			13,004
Exercise of share option			27,465
Share of other comprehensive income/(loss) of investments accounted for using the equity method		7,449	(7,014)
Balance at 31 December		19,039,474	19,522,249	17,416,056
The Company [member]
Balance at 1 January		19,318,245
Balance at 31 December		18,620,152	19,318,245
The Company [member] | Legal surplus [member]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund			0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,072,476	4,072,476	4,072,476
The Company [member] | Capital surplus [member]
Balance at 1 January		4,180	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund			0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		4,180	4,180	4,180
The Company [member] | Surplus reserve [member]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund			0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		101,355	101,355	101,355
The Company [member] | Other reserve [member]
Balance at 1 January		10,389	47,469
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund			0
Forfeit of share option scheme			(13,004)
Exercise of share option			(17,062)
Share of other comprehensive income/(loss) of investments accounted for using the equity method		7,449	(7,014)
Balance at 31 December		17,838	10,389	47,469
The Company [member] | Share premium [member]
Balance at 1 January		106,846	62,319
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund			0
Forfeit of share option scheme			0
Exercise of share option			44,527
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		106,846	106,846	62,319
The Company [member] | Safety production fund [member]
Balance at 1 January		57,135	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund			57,135
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		57,135	57,135	0
The Company [member] | Retained earnings [member]
Balance at 1 January		14,965,864	13,115,540
Net profit attributable to shareholders of the Company		2,000,410	5,154,603
Dividends proposed and approved		(2,705,952)	(3,247,144)
Appropriation of safety production fund			(57,135)
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Balance at 31 December		14,260,322	14,965,864	13,115,540
The Company [member] | Total [member]
Balance at 1 January		19,318,245	17,403,339
Net profit attributable to shareholders of the Company		2,000,410	5,154,603
Dividends proposed and approved		(2,705,952)	(3,247,144)
Appropriation of safety production fund			0
Forfeit of share option scheme			(13,004)
Exercise of share option			27,465
Share of other comprehensive income/(loss) of investments accounted for using the equity method		7,449	(7,014)
Balance at 31 December		¥ 18,620,152	¥ 19,318,245	¥ 17,403,339